24. SHARE BASED PAYMENT	12 Months Ended
Dec. 31, 2017
Share Based Payment
SHARE BASED PAYMENT

24.         SHARE BASED PAYMENT

24.1.     Stock options plan

The Company grants stock options to its employees eligible by the Board of Directors, which are determined in stock options plans that were approved by an Ordinary and a Special Meeting of Shareholders on March 31, 2010 (Plan I) and April 08, 2015 (Plan II).

Plan I comprise two instruments: (i) annual stock option grant, and (ii) an additional stock option grant, which the employee might adhere using part of its profit sharing bonus. Plan II comprises only the annual grant.

The vesting conditions are based on attainment of results and in the value of the Company businesses.

The plans include shares issued by the Company up to the limit of 2% of the total stock, and its purpose is to: (i) attract, retain and motivate the beneficiaries, (ii) add value for shareholders, and (iii) encourage the view of entrepreneur of the business.

The plans are managed by the Board of Directors, within the limits established by the general guidelines of the plan and applicable legislation.

The quantity of granted options is determined by the Board of Directors, with an exercise price equivalent to the average amount of the closing price of the share at the last twenty trading sessions of the B3, prior to the grant date. The exercise price is updated monthly by the variation of the Amplified Consumer Price Index (“IPCA”) between the grant date and the month prior to the option exercise notice by the beneficiary.

The vesting period during which the participant can not exercise the purchase of the shares for Plan I is 1 to 3 years and for Plan II is 1 to 4 years, respecting the following deadlines from the grant date of the option.

Plan I		Plan II
Quantity	Deadline	Quantity	Deadline

1/3	1 year	1/4	1 year
2/3	2 years	2/4	2 years
3/3	3 years	3/4	3 years
-	-	4/4	4 years

After the vesting period and within no more than five years for Plan I and six years for Plan II from the grant date, the beneficiary is no longer entitled to the right to the unexercised options. To satisfy the exercise of the options, the Company may issue new shares or use shares held in treasury.

According to the ordinary meeting of the Board of Directors held on March 30, 2017 and November 30, 2017, the granting of 863,528 and 290,771 options, respectively, was approved.

The breakdown of the outstanding granted options is presented as follows:

Date			Quantity		Grant (1)	Strike price (1)
Grant date	Beggining of exercise period	End of the exercise period	Options granted	Outstanding options	Fair value of the option	Granting date	Updated IPCA

Plan I
05.02.13	05.01.14	05.01.18	3,490,201	304,968	11.88	46.86	62.12
04.04.14	04.03.15	04.03.19	1,552,564	483,201	12.56	44.48	55.85
05.02.14	05.01.15	05.01.19	1,610,450	670,107	14.11	47.98	59.84
12.18.14	12.17.15	12.17.19	5,702,714	3,102,620	14.58	63.49	77.15
			12,355,929	4,560,896

Plan II
04.26.16	04.30.17	12.30.22	8,724,733	4,375,000	9.21	56.00	59.09
05.31.16	05.31.17	12.30.22	3,351,220	2,303,260	10.97	46.68	48.87
03.30.17	03.30.18	12.29.23	863,528	635,442	9.45	38.43	39.01
12.01.17	12.01.18	12.29.23	290,771	290,771	7.91	41.69	41.69
			13,230,252	7,604,473
			25,586,181	12,165,369

(1)     Amounts expressed in Brazilian Reais

24.2.     Stock options plan – Restricted shares

On August 31, 2017, 716,486 restricted shares were granted in accordance with the plan that were approved by an Ordinary and a Special Meeting of Shareholders on April 26, 2017. The purpose of this plan is: (i) to stimulate the expansion, success and achievement of the Company's social objectives; (ii) to align the interests of the Company's shareholders with those of the eligible persons; and (iii) to enable the Company and the companies under its control to attract and retain the persons related to it.

Under the terms of the plan, directors may be elected, statutory or not, and people occupying other positions of the Company or subsidiaries. The granting of rights to beneficiaries is conditional on: (i) continuity of the employment relationship with the Company for 3 years after the grant date; (ii) achievement of a minimum shareholder return defined by the Board of Directors in the granting agreements and determined at the end of the vesting period; or (iii) any other conditions determined by the Board of Directors in each grant made.

Each year, or whenever it deems it appropriate, the Board of Directors shall approve the granting of restricted shares, electing the beneficiaries in favor of which the Company will sell the restricted shares, establishing the terms, quantities and conditions of acquisition of rights related to restricted shares.

The total number of restricted shares that may be granted under the plan shall not exceed 0.5% of the registered common shares, in book-entry form without par value, representing the Company's total share capital.

Date		Quantity		Grant (1)
Grant	Term of acquisition of right	Shares granted	Outstanding shares	Fair value of the shares
Restricted stock plan
08.31.17	08.31.19	716,846	706,820	41.85
		716,846	706,820

24.3.     Rollforward of the stock options plan and outstanding granted options

The rollforward of the outstanding granted options for the year ended December 31, 2017 is presented as follows:

Outstanding options as of December 31, 2016	16,506,807
Issued - grant of 2017
November 2017	290,771
August 2017 - Restricted stock plan	716,846
March 2017	863,528
Forfeited:
Grant of 2017	(228,086)
Grant of 2017 (Restricted stock)	(10,026)
Grant of 2016	(2,681,350)
Grant of 2014	(1,725,218)
Grant of 2014	(152,145)
Grant of 2013	(415,017)
Grant of 2012	(293,921)
Outstanding options as of December 31, 2017	12,872,189

The weighted average exercise prices of the outstanding options conditioned to services is R$60.29 (sixty Brazilian Reais and twenty-nine cents), and the weighted average of the remaining vesting period is 34 months.

The Company records as capital reserve in shareholders’ equity the fair value of the options in the amount of R$261.8 (R$236.2 as of December 31, 2016). In the statement of income in the year ended December 31, 2017 the amount recognized as expense was R$25.6 (R$43.5 as of December 31, 2016).

During the year ended on December 31, 2017, no executive exercised stock options.

24.4.     Fair Value Measurement

The weighted average fair value of options outstanding as of December 31, 2017 was R$11.36 (eleven Brazilian Reais and thirty-six cents) (R$11.54 as of December 31, 2016). The fair value of the stock options was measured using the Black-Scholes pricing model, based on the following assumptions:

	12.31.17
	Plan I	Plan II
Expected maturity of the option:
Exercise in the 1st year	3.0 years	3.5 years
Exercise in the 2nd year	3.5 years	4.0 years
Exercise in the 3rd year	4.0 years	4.5 years
Exercise in the 4th year	-	5.0 years
Risk-free interest rate	5.09%	6.25%
Volatility	26.05%	27.07%
Expected dividends over shares	1.23%	2.40%
Expected inflation rate	3.71%	3.79%

24.5.     Expected period

The expected period is that in which it is believed that the options will be exercised and was determined under the assumption that the beneficiaries will exercise their options at the limit of the exercise period.

24.6.     Risk-free interest rate

The Company uses as risk-free interest rate the National Treasury Bond (“NTN-B”) available on the date of calculation and with maturity equivalent to the terms of the option.

24.7.     Volatility

The estimated volatility considered the weighting of the trading history of the Company’s shares.

24.8.     Expected dividends

The percentage of dividends used is based on the average payment of dividends per share in relation to the market value of the shares for the past four years.

24.9.     Expected inflation rate

The expected average inflation rate is based on estimated IPCA by Central Bank of Brazil, considering the remaining average terms of the option.